Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity Awards, Options
1.	Options

	Year ended December 31, 2016
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	1,500,864	11.63
Changes during the year:
Granted	10,393	27.45
Exercised	(683,374)	10.44
Forfeited or expired	(51,304)	12.43

Outstanding at end of year	776,579	12.83	3.65	15,982

Exercisable at end of year	474,563	11.77	3.15	10,272

Equity Awards, RSUs
3.	RSUs

	Year ended December 31, 2016
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	666,493	16.72
Changes during the year:
Awarded	445,863	27.45
Vested	(179,070)	14.52
Forfeited	(49,527)	17.86

Outstanding at end of year	883,759	22.58

Non Employee [Member]
Equity Awards, Options
1.	Options

	Year ended December 31, 2016
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	47,948	12.00
Changes during the year:
Granted	0
Exercised	(13,647)	10.69
Forfeited or expired	(2,750)	10.26

Outstanding at end of year	31,551	12.72	2.81	653

Exercisable at end of year	18,060	11.73	11.62	392

Equity Awards, RSUs

2.	RSUs

	Year ended December 31, 2016
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	13,334	16.36
Changes during the year:
Awarded	6,390	29.43
Vested	(3,042)	13.04
Forfeited	0

Outstanding at end of year	16,682	22.03